State Street Bank and Trust Company
4 Copley Place, 5th Floor
CPH-0326
Boston, MA 02116

January 3, 2011

VIA ELECTRONIC TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Glenmede Fund, Inc. (the “Registrant”) Registration Nos. 33-22884/811-05577

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as certification that the Registrant’s Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund Prospectuses and Statement of Additional Information, each dated December 31, 2010, do not differ from those contained in Post-Effective Amendment No. 52, filed electronically on December 29, 2010, to the Registrant’s Registration Statement on Form N-1A.

Please do not hesitate to contact the undersigned at (617) 662-3967 if you have any questions regarding this filing.

Sincerely,

/s/ Mark E. Tuttle
Mark E. Tuttle